S000058036 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
iShares ESG Aware 1-5 Year USD Corporate Bond ETF | iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	4.87%	6.06%	(5.84%)	(0.65%)	5.02%	6.95%	0.83%